Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Authorised and Issued Share Capital

	Equity Ordinary Shares	Nominal Value £m
Authorised
At 1 January 2019	1,750,000,000	175.0
At 31 December 2019	1,750,000,000	175.0
At 31 December 2020	1,750,000,000	175.0
At 31 December 2021	1,750,000,000	175.0

Issued and fully paid
At 1 January 2019	1,332,678,227	133.3
Exercise of share options	75,625	—
Share cancellations	(4,586,039)	(0.5)
At 31 December 2019	1,328,167,813	132.8
Exercise of share options	1,000	—
Share cancellations	(32,088,571)	(3.2)
At 31 December 2020	1,296,080,242	129.6
Exercise of share options	534,800	—
Share cancellations	(72,155,492)	(7.2)
At 31 December 2021	1,224,459,550	122.4

Options Granted
As at 31 December 2021, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023
As at 31 December 2021, unexercised options over ordinary shares of 1,090,954 and unexercised options over ADRs of 191,669 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
69,004	8.458	2015 - 2022
792,200	13.145	2017 - 2024
3,625	13.145	2018 - 2024
225,500	13.505	2016 - 2023
625	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
23,024	67.490	2015 - 2022
91,660	102.670	2017 - 2024
76,985	110.760	2016 - 2023
As at 31 December 2021, unexercised options over ordinary shares of 12,396,275 and unexercised options over ADRs of 1,442,375 have been granted under the WPP Share Option Plan as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
11,250	7.344	2023 - 2027
2,525,625	7.344	2023 - 2030
8,750	8.372	2021 - 2025
1,256,150	8.372	2021 - 2028
10,375	9.600	2022 - 2026
1,947,050	9.600	2022 - 2029
3,258,125	11.065	2023 - 2030
9,250	13.085	2020 - 2024
1,329,975	13.085	2020 - 2027
34,250	15.150	2018 - 2022
917,975	15.150	2018 - 2025
4,500	15.150	2019 - 2025
7,500	17.055	2019 - 2023
1,075,500	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
279,970	48.950	2023 - 2030
167,410	53.140	2021 - 2028
228,630	62.590	2022 - 2029
378,030	73.780	2023 - 2030
154,820	88.260	2020 - 2027
130,170	105.490	2020 - 2026
103,345	115.940	2018 - 2025

Movements and Weighted-average Exercise Price for Options Granted
Movements on options granted (represented in ordinary shares)

	1 January 2021	Granted	Exercised	Forfeited	Outstanding 31 December 2021	Exercisable 31 December 2021
WPP	6,741	—	—	—	6,741	6,741
WWOP	2,499,674	—	(54,050)	(396,325)	2,049,299	184,124
WSOP	17,940,725	5,155,800	(480,750)	(3,007,625)	19,608,150	14,287,525
	20,447,140	5,155,800	(534,800)	(3,403,950)	21,664,190	14,478,390
Weighted average exercise price for options over

	1 January 2021	Granted	Exercised	Forfeited	Outstanding 31 December 2021	Exercisable 31 December 2021
Ordinary shares (£)
WPP	9.355	—	—	—	9.355	9.355
WWOP	12.631	—	7.304	11.803	12.923	8.458
WSOP	10.596	11.065	8.372	10.116	10.854	9.322
ADRs ($)
WWOP	98.509	—	49.313	89.225	101.693	67.490
WSOP	70.363	73.780	53.248	66.257	72.228	61.479

Range of Exercise Prices of Options
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
7.344-17.055	11.021	86
Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
48.950-115.940	75.684	83

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

		2021		2020		2019
Fair value of UK options (shares)	220.0	p	128.0	p	117.0	p
Fair value of US options (ADRs)		$14.89		$8.95		$8.49
Weighted average assumptions
UK risk-free interest rate		0.63%		-0.02%		0.57%
US risk-free interest rate		1.16%		0.31%		1.61%
Expected life (months)		48		48		48
Expected volatility		34%		34%		24%
Dividend yield		3.4%		4.2%		3.8%